EGA EMERGING GLOBAL SHARES TRUST

Supplement dated February 4, 2014 to the Statement of Additional Information  dated July 29, 2013, for EGShares Emerging Markets Domestic Demand ETF (Ticker: EMDD)

Effective February 3, 2014, the EGShares Emerging Markets Domestic Demand ETF revised its investment objective to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Domestic Demand Index.

The following replaces in its entirety the information appearing under “DISCLAIMER”:

“S&P is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® and the name identifying the Dow Jones Emerging Markets Domestic Demand Index (the “Dow Jones Underlying Index”) is a trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by EGA. The Dow Jones Underlying Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by EGA. The EGShares Emerging Markets Domestic Demand ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the EGShares Emerging Markets Domestic Demand ETF or any member of the public regarding the advisability of investing in securities generally or in the EGShares Emerging Markets Domestic Demand ETF particularly or the ability of the Dow Jones Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to EGA with respect to the Dow Jones Underlying Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third-party licensors. The Dow Jones Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to EGA or the EGShares Emerging Markets Domestic Demand ETF. S&P Dow Jones Indices have no obligation to take the needs of EGA or the owners of the EGShares Emerging Markets Domestic Demand ETF into consideration in determining, composing or calculating the Dow Jones Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the EGShares Emerging Markets Domestic Demand ETF or the timing of the issuance or sale of the EGShares Emerging Markets Domestic Demand ETF or in the determination or calculation of the equation by which the EGShares Emerging Markets Domestic Demand ETF is to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the EGShares Emerging Markets Domestic Demand ETF. There is no assurance that investment products based on the Dow Jones Underlying Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS,

OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY EGA, OWNERS OF THE EGSHARES EMERGING MARKETS DOMESTIC DEMAND ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND EGA, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The EGShares Beyond BRICs ETF is not in any way sponsored, endorsed, sold or promoted by FTSE or the London Stock Exchange Group Companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Beyond BRICs Index (upon which the EGShares Beyond BRICs ETF is based), (ii) the figure at which the FTSE Beyond BRICs Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the FTSE Beyond BRICs Index for the purpose to which it is being put in connection with the EGShares Beyond BRICs ETF.  None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the FTSE Beyond BRICs Index to EGA or to its clients.  The FTSE Beyond BRICs Index is calculated by FTSE or its agent.  None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the FTSE Beyond BRICs Index vest in FTSE.  “FTSE®” is a trade mark of the London Stock Exchange Group Companies and is used by FTSE under license.”